Expense Example - Investor A1 - BlackRock New York Municipal Opportunities Fund - Investor A1	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 915